Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Leases
Operating lease right of use asset	¥ 23,711	¥ 5,562		¥ 7,964	$ 806
Operating Lease, Liability	23,711	¥ 4,379			$ 635
Reversal of right of use asset impairment	¥ 826
Operating lease, weighted average remaining lease term		1 year 6 months			1 year 6 months
Operating Lease, Weighted Average Discount Rate, Percent		4.94%			4.94%
Future minimum payments under non cancellable short term leases		¥ 4,548			$ 660
Operating cash flows used in operating leases		4,842	$ 702	3,867
Vehicles [Member]
Leases
Termination of operating lease contract	370
Operating lease costs		44,281	6,420	43,434
Operating lease expenses		3,557	516	5,128
Short term lease costs		¥ 40,724	$ 5,904	¥ 38,306